CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Cost of revenues, impairment on intangible assets	$ 35,209,933		$ 250,553
Share-based compensation expense	1,045,448	$ 1,547,780	1,573,729
Product Development [Member]
Share-based compensation expense	$ 578,398	$ 545,060	305,385
Selling and Marketing [Member]
Share-based compensation expense			111,198
General and Administrative [Member]
Share-based compensation expense	$ 467,050	$ 1,002,720	$ 1,157,146